Related Party Transactions (Detail Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 24, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock option compensation expenses		$ 255,772	$ 0
Consulting fees - related party		204,000	120,000
Owing to related parties		25,718
Expenditure in exploration		15,151	12,234
Rent fees		6,000
Fair value of stock option	$ 126,697	1,456,407
Proceeds from related party		250,000
North Big Smokey Property [Member]
Fair value of stock option		$ 126,697
Common share receive		7,050,000
Proceeds from related party		$ 65,000
Summa LLC [Member]
Other income		$ 59,500	98,000
Company investment percentage		25.00%
Fish Lake Property [Member]
Fair value of stock option		$ 1,456,407
Common share receive		35,226,951
Proceeds from related party		$ 100,000	$ 150,000